Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Needham Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Needham Growth Fund (the “Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Growth Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund may, but is not required to, invest in stocks from issuers of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations.   The Growth Fund may engage in short sales.  The Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Growth Fund replaces the borrowed security.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry. The Growth Fund invests in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities.

Although the Growth Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), the Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Growth Fund’s net asset value (“NAV”) may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Growth Fund’s investments consisted of securities issued by a larger number of issuers. To the extent the Growth Fund focuses its investments in securities of issuers in a particular market sector, such as technology companies, the Growth Fund will be significantly affected by developments in that sector. Technology companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation. The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in this sector may experience more price volatility than securities of companies in other sectors. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Growth Fund must purchase the security to return it to the lender.  The Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited. Loss of money is a risk of investing in the Growth Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year and by showing how the Growth Fund’s average annual returns for the 1, 5 and 10 years and for the life of the Growth Fund compare to those of broad measures of market performance.

The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund’s Web site at www.needhamfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the Growth Fund's performance from year to year and by showing how the Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Growth Fund compare to those of broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.needhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the above chart, the highest quarterly return was 23.61% (for the quarter ended 6/30/03) and the lowest quarterly return was -26.10% (for the quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the Growth Fund’s average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2012. The index information is intended to permit you to compare the Growth Fund’s performance to several broad measures of market performance. The NASDAQ Composite Index, the S&P 400 MidCap Index and the Russell 2000 Index are relevant to the Growth Fund because they have characteristics similar to the Growth Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996
NASDAQ Composite Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996
S&P 400 MidCap Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 400 MidCap Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996
Needham Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	0.12%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,275
Annual Return 2003	rr_AnnualReturn2003	47.34%
Annual Return 2004	rr_AnnualReturn2004	6.20%
Annual Return 2005	rr_AnnualReturn2005	14.50%
Annual Return 2006	rr_AnnualReturn2006	18.05%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(40.41%)
Annual Return 2009	rr_AnnualReturn2009	46.87%
Annual Return 2010	rr_AnnualReturn2010	31.37%
Annual Return 2011	rr_AnnualReturn2011	(10.94%)
Annual Return 2012	rr_AnnualReturn2012	12.80%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996
Needham Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Needham Growth Fund | After Taxes on Distributions and Redemption
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemption
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.49%

[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Growth Fund.